Condensed Consolidating Statement of Condition (Detail) - USD ($) $ in Thousands		Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash And Due From Banks		$ 394,035		$ 402,857
Money market investments		4,171,048		5,255,119
Trading account debt securities, at fair value		37,787		33,926
Debt securities available-for-sale, at fair value		13,300,184		10,176,923
Debt securities held-to-maturity, at amortized cost		101,575		107,019	[1]
Equity securities		155,584		165,103
Investment in subsidiaries		0		0
Loans held-for-sale, at lower of cost or fair value		51,422		132,395
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC		26,663,713		24,423,427
Loans covered under loss-sharing agreements with the FDIC		0		517,274
Less - Unearned income		155,824		130,633
Allowance for loan losses		569,348		623,426		$ 540,651
Total loans held-in-portfolio, net		25,938,541		24,186,642
FDIC loss-share asset		0	$ 45,600	45,192		41,756	$ 310,221
Premises and equipment, net		569,808		547,142
Accrued income receivable		166,022		213,844
Mortgage servicing assets, at fair value		169,777		168,031		196,889
Other assets		1,714,134		1,991,323
Goodwill		671,122		627,294		627,294
Other intangible assets		26,833		35,672
Total assets		47,604,577		44,277,337		38,661,609
Deposits:
Non-interest bearing		9,149,036		8,490,945
Interest bearing		30,561,003		26,962,563
Total deposits		39,710,039		35,453,508
Assets sold under agreements to repurchase		281,529		390,921
Other short-term borrowings		42		96,208
Notes payable		1,256,102		1,536,356
Other liabilities		921,808		1,696,439
Total liabilities		42,169,520		39,173,432
Stockholders' equity:
Preferred stock		50,160		50,160
Common stock		1,043		1,042
Surplus		4,365,606		4,298,503
Retained Earnings (Accumulated Deficit)		1,651,731		1,194,994
Treasury stock, at cost		(205,509)		(90,142)
Accumulated other comprehensive (loss) income, net of tax		(427,974)		(350,652)		(320,286)
Total stockholders' equity		5,435,057		5,103,905		$ 5,197,957	$ 5,105,324
Total liabilities and stockholders' equity		47,604,577		44,277,337
Elimination
Assets:
Cash And Due From Banks		(68,022)		(48,178)
Money market investments		(191,288)		(248,807)
Trading account debt securities, at fair value		0		0
Debt securities available-for-sale, at fair value		0		0
Debt securities held-to-maturity, at amortized cost		0		0
Equity securities		(141)		(101)
Investment in subsidiaries		(7,404,201)		(7,140,697)
Loans held-for-sale, at lower of cost or fair value		0		0
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC		5,955		5,955
Loans covered under loss-sharing agreements with the FDIC				0
Less - Unearned income		0		0
Allowance for loan losses		0		0
Total loans held-in-portfolio, net		5,955		5,955
FDIC loss-share asset				0
Premises and equipment, net		0		0
Accrued income receivable		(145)		(211)
Mortgage servicing assets, at fair value		0		0
Other assets		(15,697)		(17,035)
Goodwill		(1)		0
Other intangible assets		0		0
Total assets		(7,673,540)		(7,449,074)
Deposits:
Non-interest bearing		(68,022)		(48,178)
Interest bearing		(191,288)		(248,807)
Total deposits		(259,310)		(296,985)
Assets sold under agreements to repurchase		0		0
Other short-term borrowings		0		0
Notes payable		0		0
Other liabilities		(16,011)		(15,033)
Total liabilities		(275,321)		(312,018)
Stockholders' equity:
Preferred stock		0		0
Common stock		(56,309)		(56,309)
Surplus		(9,954,780)		(9,821,299)
Retained Earnings (Accumulated Deficit)		2,143,263		2,362,302
Treasury stock, at cost		(88)		(84)
Accumulated other comprehensive (loss) income, net of tax		469,695		378,334
Total stockholders' equity		(7,398,219)		(7,137,056)
Total liabilities and stockholders' equity		(7,673,540)		(7,449,074)
Non Covered Under Loss Sharing Agreements with FDIC
Loans held-in-portfolio:
Other real estate owned		136,705		169,260
Non Covered Under Loss Sharing Agreements with FDIC | Elimination
Loans held-in-portfolio:
Other real estate owned		0		0
Covered Under Loss Sharing Agreements With FDIC Member
Loans held-in-portfolio:
Loans covered under loss-sharing agreements with the FDIC	[2],[3]			517,274
Other real estate owned		0		19,595
Covered Under Loss Sharing Agreements With FDIC Member | Elimination
Loans held-in-portfolio:
Other real estate owned				0
Popular, Inc. Holding Co.
Assets:
Cash And Due From Banks		68,022		47,663
Money market investments		176,256		246,457
Trading account debt securities, at fair value		0		0
Debt securities available-for-sale, at fair value		0		0
Debt securities held-to-maturity, at amortized cost		8,726		8,726
Equity securities		6,693		5,109
Investment in subsidiaries		5,704,119		5,494,410
Loans held-for-sale, at lower of cost or fair value		0		0
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC		32,678		33,221
Loans covered under loss-sharing agreements with the FDIC				0
Less - Unearned income		0		0
Allowance for loan losses		155		266
Total loans held-in-portfolio, net		32,523		32,955
FDIC loss-share asset				0
Premises and equipment, net		3,394		3,365
Accrued income receivable		284		369
Mortgage servicing assets, at fair value		0		0
Other assets		76,073		61,319
Goodwill		0		0
Other intangible assets		6,559		6,114
Total assets		6,082,795		5,906,487
Deposits:
Non-interest bearing		0		0
Interest bearing		0		0
Total deposits		0		0
Assets sold under agreements to repurchase		0		0
Other short-term borrowings		0		0
Notes payable		584,851		737,685
Other liabilities		62,799		64,813
Total liabilities		647,650		802,498
Stockholders' equity:
Preferred stock		50,160		50,160
Common stock		1,043		1,042
Surplus		4,357,079		4,289,976
Retained Earnings (Accumulated Deficit)		1,660,258		1,203,521
Treasury stock, at cost		(205,421)		(90,058)
Accumulated other comprehensive (loss) income, net of tax		(427,974)		(350,652)
Total stockholders' equity		5,435,145		5,103,989
Total liabilities and stockholders' equity		6,082,795		5,906,487
Popular, Inc. Holding Co. | Non Covered Under Loss Sharing Agreements with FDIC
Loans held-in-portfolio:
Other real estate owned		146		0
Popular, Inc. Holding Co. | Covered Under Loss Sharing Agreements With FDIC Member
Loans held-in-portfolio:
Other real estate owned				0
PNA Holding Co.
Assets:
Cash And Due From Banks		0		462
Money market investments		15,288		2,807
Trading account debt securities, at fair value		0		0
Debt securities available-for-sale, at fair value		0		0
Debt securities held-to-maturity, at amortized cost		2,835		4,472
Equity securities		20		20
Investment in subsidiaries		1,700,082		1,646,287
Loans held-for-sale, at lower of cost or fair value		0		0
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC		0		0
Loans covered under loss-sharing agreements with the FDIC				0
Less - Unearned income		0		0
Allowance for loan losses		0		0
Total loans held-in-portfolio, net		0		0
FDIC loss-share asset				0
Premises and equipment, net		0		0
Accrued income receivable		116		112
Mortgage servicing assets, at fair value		0		0
Other assets		27,639		34,312
Goodwill		0		0
Other intangible assets		0		0
Total assets		1,745,980		1,688,472
Deposits:
Non-interest bearing		0		0
Interest bearing		0		0
Total deposits		0		0
Assets sold under agreements to repurchase		0		0
Other short-term borrowings		0		0
Notes payable		94,063		148,539
Other liabilities		3,287		5,276
Total liabilities		97,350		153,815
Stockholders' equity:
Preferred stock		0		0
Common stock		2		2
Surplus		4,172,983		4,100,848
Retained Earnings (Accumulated Deficit)		(2,479,503)		(2,536,707)
Treasury stock, at cost		0		0
Accumulated other comprehensive (loss) income, net of tax		(44,852)		(29,486)
Total stockholders' equity		1,648,630		1,534,657
Total liabilities and stockholders' equity		1,745,980		1,688,472
PNA Holding Co. | Non Covered Under Loss Sharing Agreements with FDIC
Loans held-in-portfolio:
Other real estate owned		0		0
PNA Holding Co. | Covered Under Loss Sharing Agreements With FDIC Member
Loans held-in-portfolio:
Other real estate owned				0
All other subsidiaries and eliminations
Assets:
Cash And Due From Banks		394,035		402,910
Money market investments		4,170,792		5,254,662
Trading account debt securities, at fair value		37,787		33,926
Debt securities available-for-sale, at fair value		13,300,184		10,176,923
Debt securities held-to-maturity, at amortized cost		90,014		93,821
Equity securities		149,012		160,075
Investment in subsidiaries		0		0
Loans held-for-sale, at lower of cost or fair value		51,422		132,395
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC		26,625,080		24,384,251
Loans covered under loss-sharing agreements with the FDIC				517,274
Less - Unearned income		155,824		130,633
Allowance for loan losses		569,193		623,160
Total loans held-in-portfolio, net		25,900,063		24,147,732
FDIC loss-share asset				45,192
Premises and equipment, net		566,414		543,777
Accrued income receivable		165,767		213,574
Mortgage servicing assets, at fair value		169,777		168,031
Other assets		1,626,119		1,912,727
Goodwill		671,123		627,294
Other intangible assets		20,274		29,558
Total assets		47,449,342		44,131,452
Deposits:
Non-interest bearing		9,217,058		8,539,123
Interest bearing		30,752,291		27,211,370
Total deposits		39,969,349		35,750,493
Assets sold under agreements to repurchase		281,529		390,921
Other short-term borrowings		42		96,208
Notes payable		577,188		650,132
Other liabilities		871,733		1,641,383
Total liabilities		41,699,841		38,529,137
Stockholders' equity:
Preferred stock		0		0
Common stock		56,307		56,307
Surplus		5,790,324		5,728,978
Retained Earnings (Accumulated Deficit)		327,713		165,878
Treasury stock, at cost		0		0
Accumulated other comprehensive (loss) income, net of tax		(424,843)		(348,848)
Total stockholders' equity		5,749,501		5,602,315
Total liabilities and stockholders' equity		47,449,342		44,131,452
All other subsidiaries and eliminations | Non Covered Under Loss Sharing Agreements with FDIC
Loans held-in-portfolio:
Other real estate owned		$ 136,559		169,260
All other subsidiaries and eliminations | Covered Under Loss Sharing Agreements With FDIC Member
Loans held-in-portfolio:
Other real estate owned				$ 19,595

[1]	Includes $92.8 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.
[2]
Covered loans accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analyses.

[3]	Includes $279 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.